NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
NOTES RECEIVABLE [Abstract]
Schedule of Notes Receivable
Bank acceptance notes:	December 31,
	2014	2013

Due June 25, 2015	$325,414	$-
Due April 30, 2015	1,627,075	-
Due April 16, 2015, subsequently settled on due date	1,627,075	-
Due March 26, 2015, subsequently settled on due date	1,464,366	-
Due March 10, 2015, subsequently settled on due date	1,627,075	-
Due February 28, 2015, subsequently settled on due date	1,627,075	-
Due January 17, 2015, subsequently settled on due date	1,627,075	-
Due May 21, 2014, subsequently settled on due date	$-	$161,439
Due May 11, 2014, subsequently settled on due date	-	80,719
Due May 11, 2014, subsequently settled on due date	-	80,719
Due March 12, 2014, subsequently settled on due date	-	1,452,948
Due March 9, 2014, subsequently settled on due date	-	322,878
Due March 9, 2014, subsequently settled on due date	-	322,878
Total	$9,925,155	$2,421,581